Bank borrowings- General (Details) ¥ in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2017 USD ($)	Sep. 30, 2020 CNY (¥) item	Sep. 30, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Bank borrowings
Current bank borrowings		¥ 4,903	$ 722	¥ 5,154
Non-current bank borrowings		39,399	5,803	39,660
Bank borrowings
Bank borrowings
Current bank borrowings		4,903
Non-current bank borrowings		39,399		39,660
Total borrowings		44,424
Collateral amount pledged		19,030
Short-term other borrowings | Other bank loans
Bank borrowings
Current bank borrowings		4,903		5,154
US$4.0 billion syndicated loan denominated in US$ | Other bank loans
Bank borrowings
Non-current bank borrowings		¥ 27,122		28,211
Maturity term		5 years
Principal amount | $			$ 4,000
Number of lead arrangers | item		8
US$4.0 billion syndicated loan denominated in US$ | Other bank loans | LIBOR
Bank borrowings
Spread over variable rate		0.85%
Long-term other borrowings | Other bank loans
Bank borrowings
Non-current bank borrowings		¥ 12,277		¥ 11,449
Long-term borrowings | Other bank loans
Bank borrowings
Weighted average interest rate for the year		4.30%
Short-term borrowings | Other bank loans
Bank borrowings
Weighted average interest rate for the year		3.00%
Short-term borrowings | Other bank loans | Minimum
Bank borrowings
Interest rates		1.60%	1.60%
Short-term borrowings | Other bank loans | Maximum
Bank borrowings
Interest rates		16.20%	16.20%
US$5.15 billion revolving credit facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $	$ 5,150
US$5.15 billion revolving credit facility agreement | Bank facility | LIBOR
Bank borrowings
Spread over variable rate	0.95%